SEMI ANNUAL REPORT

                                February 28, 1998


                                TEMPLETON GLOBAL
                          SMALLER COMPANIES FUND, INC.


[LOGO] FRANKLIN TEMPLETON

PAGE


[LOGO] CELEBRATING OVER 50 YEARS


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds, which are managed by many of the investment professionals he selected and trained.


[PHOTO]

Peter A. Nori
Portfolio Manager
Templeton Global Smaller
Companies Fund, Inc.

PAGE


SHAREHOLDER LETTER

Your Fund's Objective: Templeton Global Smaller Companies Fund seeks to achieve long-term capital growth by investing primarily in the equity securities of smaller companies of any nation.


Dear Shareholder:

We are pleased to bring you the semi-annual report of Templeton Global Smaller Companies Fund for the six months ended February 28, 1998. During this period, global stock markets provided mixed returns. Investors in U.S. and European shares were generally rewarded, but many holders of Asian and Latin American stocks had to contend with disappointing results. As a whole, large cap equities outperformed their small cap counterparts, and Templeton Global Smaller Companies Fund Class I shares delivered a six-month cumulative total return of - 1.54%, as discussed in the Performance Summary on page 6.

The U.S. stock market demonstrated resilience, as many investors shrugged off Asian currency crises and cheered


You may find a complete listing of the Fund's portfolio holdings, including the number of shares and dollar value, beginning on page 16 of this report.



CONTENTS

Shareholder Letter ............   1

Performance Summaries
   Class I ....................   6
   Class II ...................   8
   Advisor Class ..............  10

Financial Highlights &
Statement of Investments ......  13

Financial Statements ..........  24

Notes to the Financial
Statements ....................  27



FUND CATEGORY
[PYRAMID GRAPH]

PAGE


GEOGRAPHIC DISTRIBUTION
BASED ON TOTAL NET ASSETS
2/28/98
[PIE CHART]

European Stocks
43.3%

North American
Stocks 21.4%

Asian Stocks 11.9%

Latin American
Stocks 6.0%

Australian &
New Zealand Stocks
3.7%

Middle-Eastern &
African Stocks 2.4%

Short-Term
Investments &
Other Net Assets
11.3%

economic growth and low interest rates at home. By the end of the period, healthy corporate profits, subdued inflation, and investor optimism had helped push the Standard & Poor's(R) 500 Stock Index to record levels. Our holdings of Crompton & Knowles Corp. rose significantly in value, and we took profits by selling our shares of Conseco Inc. and American Bankers Insurance Group Inc. Although high valuations of U.S. equities made finding investment bargains a challenge, we were able to discover some small cap companies whose shares were selling below our assessment of their fair value. For example, we established a position in Scholastic Corp., a leading global publisher of children's books, which we believe has long-term growth potential.

In Europe, economies continued to recover, as government attempts to meet European Monetary Union criteria generally led to lower interest rates and benign inflation. In addition, many European companies responded to global competition by restructuring, cost reduction, and consolidation. These factors helped contribute to the advance of many share prices there, and our holdings of Somerfield Plc. and Sylea SA performed well. During the period, we sold our shares of Adecco SA at a gain.

Asian stock markets, however, dropped considerably due to slowing economies and currency crises in the region. For example, Indonesia's market declined 66.3%, South Korea's 57.0%, and Hong Kong's 17.6% during the six months under review.(1) Seeking to take



1. Source: Bloomberg. Market return is measured in U.S. dollars and includes reinvested dividends.


2

PAGE


advantage of these declines, we added to our position in Giordano International Ltd., a casual apparel retailer based in Hong Kong, which, in our opinion, has strong earnings growth potential. In Japan, the Nikkei 225 Index fell 11.1% from August 31, 1997 to February 28, 1998.(2) Fortunately, we had viewed Asian markets as relatively expensive based on standard measures such as price-to-earnings ratios prior to these crises and had a modest exposure there.

During the latter part of 1997, Latin American stock markets plunged in response to Asia's financial problems. However, they generally rebounded in early 1998 because the high debt problems that plagued Asian companies were less prevalent in Latin America. During the reporting period, we purchased shares of Fertilizantes Fosfatados SA, a Brazilian fertilizer producer, and Madeco Manufacturera de Cobre SA, ADR, a large Chilean producer of copper and aluminum products. In our opinion, these companies' stocks were selling at attractive valuations relative to their long-term prospects.

Looking forward, we will continue to assess the Asian economy and its impact on companies around the world. We are confident that recent market corrections present opportunities, but shall remain cautious in our global search for high-quality companies whose stock prices do not adequately reflect the firms' long-term intrinsic value. Although no one can reliably predict the direction of markets


TOP 10 EQUITY HOLDINGS
2/28/98

COMPANY,                                    % OF TOTAL
INDUSTRY, COUNTRY                           NET ASSETS
------------------------------------------------------

GAS Y ELECTRIDAD SA
UTILITIES ELECTRICAL & GAS, SPAIN              1.3%

BANCO DE ANDALUCIA SA
BANKING, SPAIN                                 1.2%

INTERNATIO-MUELLER NV
HEALTH & PERSONAL CARE,
NETHERLANDS                                    1.2%

LAIRD GROUP PLC
MACHINERY & ENGINEERING,
UNITED KINGDOM                                 1.1%

WEIR GROUP PLC
INDUSTRIAL COMPONENTS,
UNITED KINGDOM                                 1.1%

HAZLEWOOD FOODS PLC
FOOD & HOUSEHOLD PRODUCTS,
UNITED KINGDOM                                 1.1%

SYLEA SA
INDUSTRIAL COMPONENTS,
FRANCE                                         1.0%

NEWS CORPORATION LTD., PFD
BROADCASTING & PUBLISHING,
AUSTRALIA                                      1.0%

GENCORP INC
INDUSTRIAL COMPONENTS, U.S.                    1.0%

CMAC INVESTMENT CORP
INSURANCE, U.S.                                0.9%



2. Source: Bloomberg. Market return is measured in U.S. dollars and includes reinvested dividends.


                                                                               3

PAGE


TOP 10 INDUSTRIES
2/28/98

                              % OF TOTAL
INDUSTRY                      NET ASSETS
----------------------------------------

FOOD & HOUSEHOLD PRODUCTS         6.8%

BANKING                           6.4%

INDUSTRIAL COMPONENTS             5.8%

MERCHANDISING                     5.0%

BUILDING MATERIALS &
COMPONENTS                        5.0%

METALS & MINING                   4.8%

TRANSPORTATION                    4.3%

FOREST PRODUCTS & PAPER           3.9%

MACHINERY & ENGINEERING           3.8%

HEALTH & PERSONAL CARE            3.6%


in the near term, we are confident that our disciplined approach to identifying undervalued small cap stocks should reward long-term investors.

Of course, there are special risks associated with foreign investments in smaller companies, which are heightened in emerging markets. These include political, social and economic uncertainties, price volatility, illiquidity, currency fluctuation and limited product lines, markets, or financial and management resources. In addition, emerging markets are relatively small and less liquid. Although the short-term price volatility of smaller companies and emerging markets can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, Hong Kong's equity market has increased 1,268% in the last 15 years, but has suffered five quarterly declines of more than 20% during that time.(3) These special risks and other considerations are discussed in the Fund's prospectus.

This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of the close of the period. Because economic and market conditions are constantly changing, our strategies and our evaluations, conclusions



3. Source: Bloomberg. Based on quarterly percentage price over 15 years ended December 31, 1997.


4

PAGE


and decisions regarding portfolio holdings may change as new circumstances arise. All figures shown are as of February 28, 1998, and the Fund's holdings can be expected to change with market developments and management of the portfolio. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing the securities we purchase or sell for the Fund.

We appreciate your support, welcome your comments and look forward to serving you in the future.

Sincerely,




/s/Peter A. Nori, CFA
---------------------
Peter A. Nori, CFA
Portfolio Manager
Templeton Global Smaller Companies Fund, Inc.




TOP 10 COUNTRIES
REPRESENTED IN THE FUND*
EQUITY INVESTMENTS
(88.7% OF TOTAL NET ASSETS)
2/28/98

                    % OF TOTAL
COUNTRY             NET ASSETS
------------------------------

UNITED STATES          18.4%

UNITED KINGDOM          9.3%

NETHERLANDS             7.4%

HONG KONG               7.1%

SPAIN                   5.9%

SWITZERLAND             4.8%

SWEDEN                  3.5%

FRANCE                  3.0%

CANADA                  3.0%

NORWAY                  2.4%


*Does not include investments in U.S. government securities and short-term investments and other net assets.


                                                                               5

PAGE


PERFORMANCE SUMMARY

CLASS I

Templeton Global Smaller Companies Fund - Class I produced a -1.54% cumulative total return for the six-month period ended February 28, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the sales charge. We have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 7, the Fund's Class I shares delivered a cumulative total return of more than 871% since inception on June 1, 1981.

The Fund's share price, as measured by net asset value, decreased 86 cents ($0.86), from $9.53 on August 31, 1997, to $8.67 on February 28, 1998. During
the reporting period, shareholders received per-share distributions of 12.5 cents ($0.125) in income dividends, 9 cents ($0.09) in short-term capital gains, and 50.5 cents ($0.505) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.




Past performance is not predictive of future results.


6

PAGE


CLASS I
PERIODS ENDED 2/28/98

                                                                     SINCE
                                                                   INCEPTION
                                        1-YEAR   5-YEAR   10-YEAR   (6/1/81)
----------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN(1)                8.98%   90.70%   227.07%   871.10%
AVERAGE ANNUAL TOTAL RETURN(2)            2.66%   12.44%    11.92%    14.14%
VALUE OF $10,000 INVESTMENT(3)         $10,266  $17,969   $30,826   $91,511


                            2/28/94    2/28/95  2/28/96   2/28/97   2/28/98
---------------------------------------------------------------------------
ONE-YEAR TOTAL RETURN(4)     28.32%     -8.44%   25.28%    18.88%     8.98%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, maximum 5.75% initial sales charge. See Note below.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, maximum 5.75% initial sales charge. See Note below.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the dates indicated and does not include the sales charge.

Note: Total returns have been restated to reflect the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund's Class I shares implemented a Rule 12b-1 plan, which affects subsequent performance.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates in countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.

                                                                               7

PAGE


CLASS II

Templeton Global Smaller Companies Fund - Class II produced a -1.96% cumulative total return for the six-month period ended February 28, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include sales charges.

The Fund's share price, as measured by net asset value, decreased 85 cents ($0.85), from $9.42 on August 31, 1997, to $8.57 on February 28, 1998. During
the reporting period, shareholders received per-share distributions of 7.78 cents ($0.0778) in income dividends, 9 cents ($0.09) in short-term capital gains, and 50.5 cents ($0.505) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.




Past performance is not predictive of future results.


8

PAGE


CLASS II
PERIODS ENDED 2/28/98

                                                                SINCE
                                                              INCEPTION
                                                     1-YEAR    (5/1/95)
-----------------------------------------------------------------------
CUMULATIVE TOTAL RETURN(1)                             8.14%     49.16%
AVERAGE ANNUAL TOTAL RETURN(2)                         6.02%     14.76%
VALUE OF $10,000 INVESTMENT(3)                      $10,602    $14,766


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include all sales charges.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates in countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.


                                                                               9

PAGE


ADVISOR CLASS

Templeton Global Smaller Companies Fund - Advisor Class produced a -1.29% cumulative total return for the six-month period ended February 28, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any.

The Fund's share price, as measured by net asset value, decreased 86 cents ($0.86), from $9.55 on August 31, 1997, to $8.69 on February 28, 1998. During
the reporting period, shareholders received per-share distributions of 14.69 cents ($0.1469) in income dividends, 9 cents ($0.09) in short-term capital gains, and 50.5 cents ($0.505) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.



Past performance is not predictive of future results.


10

PAGE


ADVISOR CLASS
PERIODS ENDED 2/28/98

                                                                   SINCE
                                                                 INCEPTION
                                     1-YEAR*  5-YEAR*  10-YEAR*  (6/1/81)*
--------------------------------------------------------------------------
CUMULATIVE TOTAL RETURN(1)            9.49%    91.58%   228.58%  875.58%
AVERAGE ANNUAL TOTAL RETURN(1)        9.49%    13.89%    12.63%   14.57%
VALUE OF $10,000 INVESTMENT(2)      $10,949   $19,158   $32,858  $97,558

                            2/28/94   2/28/95   2/28/96   2/28/97   2/28/98
---------------------------------------------------------------------------
ONE-YEAR TOTAL RETURN(3),*   28.32%    -8.44%    25.28%    18.88%     9.49%

*On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, including Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was 13.17%.

1. Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the periods indicated.

2. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

3. One-year total return represents the change in value of an investment over the one-year periods ended on the dates indicated.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.




Past performance is not predictive of future results.


                                                                              11

PAGE


TEMPLETON GLOBAL SMALLER
COMPANIES FUND


CLASS I

If you had invested $10,000 in Templeton Global Smaller Companies Fund - Class I at inception, it would be worth more than $91,000 today. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on June 1, 1981 (inception), with income dividends and capital gains reinvested through February 28, 1998.*

[GRAPH]


       DATE         INITIAL       INCOME         INITIAL +     CAP GAINS     INITIAL +   TOTAL VALUE
                                                 DIVIDENDS                   CAP GAINS
        6/ 1/81      $9,423         $0          $9,423          $0         $9,423         $9,423
       12/31/81      $9,152       $201          $9,352          $4         $9,156         $9,356
       12/31/82     $11,507       $706         $12,214        $506        $12,013        $12,720
       12/30/83     $14,065     $1,266         $15,331      $2,342        $16,407        $17,674
       12/31/84     $13,015     $1,588         $14,603      $3,143        $16,157        $17,746
       12/31/85     $15,317     $2,405         $17,722      $5,464        $20,781        $23,186
       12/31/86     $16,808     $3,341         $20,149      $7,413        $24,221        $27,562
       12/31/87     $13,456     $3,450         $16,905      $7,457        $20,912        $24,362
       12/30/88     $15,012     $4,681         $19,693     $11,688        $26,701        $31,381
       12/29/89     $16,495     $6,039         $22,534     $14,451        $30,946        $36,984
       12/31/90     $12,335     $5,325         $17,660     $13,529        $25,865        $31,190
       12/31/91     $15,486     $7,503         $22,989     $20,526        $36,012        $43,515
       12/31/92     $12,644     $7,076         $19,720     $25,400        $38,044        $45,120
       12/31/93     $16,454     $9,750         $26,204     $33,286        $49,740        $59,490
       12/30/94     $15,301     $9,825         $25,125     $31,636        $46,937        $56,761
       12/29/95     $15,713    $11,015         $26,727     $40,052        $55,765        $66,780
       12/31/96     $17,216    $13,202         $30,417     $51,112        $68,328        $81,529
       12/31/97     $17,030    $14,197         $31,228     $56,061        $73,091        $87,289
        2/28/98     $17,854    $14,884         $32,738     $58,773        $76,627        $91,511



*Cumulative total return represents the change in value of an investment over the indicated period. All figures have been restated to reflect the maximum 5.75% initial sales charge; thus actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class I shares implemented a plan of distribution under Rule 12b-1, which will affect subsequent performance.

All figures assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. This was a period of generally rising securities prices.

The historical data shown above pertain only to Class I shares of the Fund. The Fund offers other share classes, subject to different sales charges, fees and expenses, which will affect their performance. Please see the prospectus for more details.

Past performance is not predictive of future results.


12

PAGE



TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights

                                          SIX MONTHS
                                             ENDED                                YEAR ENDED AUGUST 31,
                                       FEBRUARY 28, 1998    ------------------------------------------------------------------
                                          (UNAUDITED)          1997          1996          1995          1994          1993
                                       ---------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE - CLASS I
(For a share outstanding throughout
  the period)
Net asset value, beginning of
period.............................            $9.53             $8.55         $8.77         $8.24         $7.44         $7.70
                                       ---------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income.............              .04               .13           .16           .11           .09           .10
 Net realized and unrealized gain
   (loss)..........................             (.18)             1.77           .72           .62           .81          1.23
                                       ---------------------------------------------------------------------------------------
Total from investment operations...             (.14)             1.90           .88           .73           .90          1.33
                                       ---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income.............             (.13)             (.13)         (.12)         (.11)         (.07)         (.15)
 Net realized gains................             (.59)             (.79)         (.98)         (.09)         (.03)        (1.41)
 In excess of net realized gains...               --                --            --            --            --          (.03)
                                       ---------------------------------------------------------------------------------------
Total distributions................             (.72)             (.92)        (1.10)         (.20)         (.10)        (1.59)
                                       ---------------------------------------------------------------------------------------
Net asset value, end of period.....            $8.67             $9.53         $8.55         $8.77         $8.24         $7.44
                                       =======================================================================================
Total Return*......................          (1.54)%            24.20%        11.69%         9.20%        12.22%        22.71%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's)..........................       $1,777,516        $1,881,547    $1,544,214    $1,447,155    $1,409,494    $1,129,848
Ratios to average net assets:
 Expenses..........................            1.28%**           1.30%         1.27%         1.36%         1.36%         1.29%
 Net investment income.............            0.93%**           1.43%         1.93%         1.32%         1.17%         1.70%
Portfolio turnover rate............           14.23%            25.60%        32.71%        18.79%        28.06%        28.73%
Average commission rate paid***....           $.0006            $.0009        $.0068            --            --            --

*Total return does not reflect sales commissions and is not annualized. **Annualized.
***Relates to purchases and sales of equity securities. Prior to fiscal year 1996 disclosure of average commission rate was not required.
                                                                              13

PAGE



TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                   SIX MONTHS
                                                                      ENDED               YEAR ENDED AUGUST 31,
                                                                FEBRUARY 28, 1998    -------------------------------
                                                                   (UNAUDITED)        1997         1996       1995+
                                                                ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS II
(For a share outstanding throughout the period)
Net asset value, beginning of period........................           $9.42           $8.47        $8.75      $7.87
                                                                ----------------------------------------------------
Income from investment operations:
 Net investment income......................................             .01             .07          .13         --
 Net realized and unrealized gain (loss)....................            (.19)           1.75          .67        .88
                                                                ----------------------------------------------------
Total from investment operations............................            (.18)           1.82          .80        .88
                                                                ----------------------------------------------------
Less distributions from:
 Net investment income......................................            (.08)           (.08)        (.10)        --
 Net realized gains.........................................            (.59)           (.79)        (.98)        --
                                                                ----------------------------------------------------
Total distributions.........................................            (.67)           (.87)       (1.08)        --
                                                                ----------------------------------------------------
Net asset value, end of period..............................           $8.57           $9.42        $8.47      $8.75
                                                                ====================================================
Total Return*...............................................         (1.96)%          23.42%       10.74%     11.18%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $48,719         $43,071      $15,483     $2,569
Ratios to average net assets:
 Expenses...................................................           2.04%**         2.05%        2.07%      2.11%**
 Net investment income......................................           0.14%**         0.75%        1.23%      0.16%**
Portfolio turnover rate.....................................          14.23%          25.60%       32.71%     18.79%
Average commission rate paid***.............................          $.0006          $.0009       $.0068         --

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities. Prior to fiscal year 1996 disclosure of average commission rate was not required.
+For the period May 1, 1995 (effective date) to August 31, 1995.
 14

PAGE



TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                   SIX MONTHS
                                                                      ENDED
                                                                FEBRUARY 28, 1998       YEAR ENDED
                                                                   (UNAUDITED)       AUGUST 31, 1997+
                                                                -------------------------------------
PER SHARE OPERATING PERFORMANCE - ADVISOR CLASS
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $9.55                $8.33
                                                                -------------------------------------
Income from investment operations:
 Net investment income......................................            .05                  .10
 Net realized and unrealized gain (loss)....................           (.17)                1.12
                                                                -------------------------------------
Total from investment operations............................           (.12)                1.22
                                                                -------------------------------------
Less distributions from:
 Net investment income......................................           (.15)                  --
 Net realized gains.........................................           (.59)                  --
                                                                -------------------------------------
Total distributions.........................................           (.74)                  --
                                                                -------------------------------------
Net asset value, end of period..............................          $8.69                $9.55
                                                                =====================================
Total Return*...............................................        (1.29)%               14.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $9,909               $7,895
Ratios to average net assets:
 Expenses...................................................          1.04%**              1.05%**
 Net investment income......................................          1.14%**              2.18%**
Portfolio turnover rate.....................................         14.23%               25.60%
Average commission rate paid***.............................         $.0006               $.0009

*Total return is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities.
+For the period January 2, 1997 (effective date) to August 31, 1997.
                       See Notes to Financial Statements.
                                                                              15

PAGE



TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED)

                                                                 COUNTRY          SHARES             VALUE
                                                                 -----------------------------------------
COMMON STOCKS 83.8%
AEROSPACE & MILITARY TECHNOLOGY .8%
*Banner Aerospace Inc.......................................  United States          325,000     $    3,818,750
Celsius AB, B...............................................      Sweden             450,000          8,326,561
Hong Kong Aircraft Engineering Co. Ltd. ....................    Hong Kong            848,600          1,813,927
                                                                                                 --------------
                                                                                                     13,959,238
                                                                                                 --------------
APPLIANCES & HOUSEHOLD DURABLES 1.6%
Chofu Seisaku Co. Ltd. .....................................      Japan               78,500          1,126,764
Fisher & Paykel Ltd.........................................   New Zealand         2,267,709          7,358,258
Guangdong Kelon Electrical Hldgs Ltd., H, 144A..............      China           11,152,000         12,459,128
+Rival Co...................................................  United States          642,500          9,316,250
                                                                                                 --------------
                                                                                                     30,260,400
                                                                                                 --------------
AUTOMOBILES .6%
Bilia AB....................................................      Sweden             320,000          4,500,844
Jardine International Motor Holdings Ltd....................    Hong Kong          2,057,000          1,149,051
Qingling Motors Co. Ltd., H.................................      China           10,525,000          4,214,078
Weifu Fuel Injection Co. Ltd. ..............................      China            4,745,850          1,514,014
                                                                                                 --------------
                                                                                                     11,377,987
                                                                                                 --------------
BANKING 6.4%
Banco de Andalucia SA.......................................      Spain              110,000         22,895,798
Banco de Valencia SA........................................      Spain              101,828          3,073,253
Banco Pastor SA.............................................      Spain               51,000          6,634,578
*Bank Handlowy W Warszawie SA, GDR, 144A....................      Poland             722,000         11,281,250
BPI Socieda de Gestora de Participacoes Socias SA...........     Portugal            301,230         10,813,800
Commercial International Bank Ltd., GDR, 144A...............      Egypt              450,000          7,447,500
Fokus Bank AS...............................................      Norway             662,900          5,774,085
Fokus Bank AS, 144A.........................................      Norway             191,400          1,667,159
*Korea Long Term Credit Bank................................   South Korea            13,394             81,198
National Bank of Canada.....................................      Canada             893,200         14,873,592
Singapore Finance Ltd., fgn.................................    Singapore          1,428,000          1,031,015
Unibanco Uniao de Bamncos Brasileiros SA, unit..............      Brazil         137,190,844          9,347,162
Union Bank of Norway, Primary Capital Cert..................      Norway             314,000         10,484,348
Wing Hang Bank..............................................    Hong Kong          4,200,000         11,391,669
                                                                                                 --------------
                                                                                                    116,796,407
                                                                                                 --------------
BEVERAGES & TOBACCO .2%
Sinocan Holdings Ltd. ......................................    Hong Kong         21,764,000          3,991,589
                                                                                                 --------------
BROADCASTING & PUBLISHING 2.0%
Cordiant Communications Group Plc...........................  United Kingdom         548,240            939,355
Hollinger International Inc., A.............................  United States          180,000          2,891,250
Marieberg Tidnings AB, A....................................      Sweden             370,700          8,574,045
*Saatchi & Saatchi Plc. ....................................  United Kingdom         548,240          1,052,258
*Scholastic Corp............................................  United States          335,000         13,274,375
Sing Tao Holdings Ltd.......................................    Hong Kong          1,881,140            388,741

 16

PAGE


TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES             VALUE
                                                                 -----------------------------------------
COMMON STOCKS (CONT.)
BROADCASTING & PUBLISHING (CONT.)
South China Morning Post Ltd................................    Hong Kong         12,150,000     $    8,787,859
+Wace Group Plc.............................................  United Kingdom       4,831,400          1,790,940
                                                                                                 --------------
                                                                                                     37,698,823
                                                                                                 --------------
BUILDING MATERIALS & COMPONENTS 5.0%
Anglian Group Plc. .........................................  United Kingdom         283,730            934,891
Cementos Diamante SA, ADR, 144A.............................     Colombia            540,000          5,705,100
*Congoleum Corp., A.........................................  United States          320,000          3,200,000
Cristaleria Espanola SA.....................................      Spain               82,550          6,631,277
Det Danske Traelastkompagni AS..............................     Denmark             107,000          9,997,975
Gujarat Ambuja Cements Ltd. ................................      India              709,800          4,554,625
Gujarat Ambuja Cements Ltd., GDR............................      India              489,600          3,574,080
Hepworth Plc. ..............................................  United Kingdom       1,680,600          6,229,777
*Mirgor SA Comercial Industrial Financiera Inmobi ADR C.....    Argentina            359,000            718,000
*Mirgor SA Comercial Industrial Financiera Inmobi ADR C,
  144A......................................................    Argentina            431,000            862,000
Okumura Corp. ..............................................      Japan              772,000          3,434,512
Pioneer International Ltd. .................................    Australia          3,000,000          8,655,334
Sarna Kunststoff Holding AG.................................   Switzerland             6,570          9,627,637
Schuttersveld NV............................................   Netherlands           220,694          5,235,727
Siam City Cement Public Co. Ltd., fgn. .....................     Thailand          1,184,600          3,439,605
Suez Cement Co., GDR, 144A..................................      Egypt              470,000          9,282,500
Uralita SA..................................................      Spain              814,000          9,662,742
                                                                                                 --------------
                                                                                                     91,745,782
                                                                                                 --------------
BUSINESS & PUBLIC SERVICES 2.8%
*Healthcare Services Group Inc..............................  United States          365,100          5,111,400
*ISS International Service System AS, B.....................     Denmark             331,500         13,617,508
Kardex AG, br...............................................   Switzerland               940            264,085
Lex Service Plc. ...........................................  United Kingdom       1,681,000         13,237,965
*Magellan Health Services Inc...............................  United States          250,000          5,625,000
*Novacare Inc...............................................  United States          296,300          4,148,200
Scribona AB, A..............................................      Sweden             225,400          2,761,668
Scribona AB, B..............................................      Sweden             480,400          5,916,034
                                                                                                 --------------
                                                                                                     50,681,860
                                                                                                 --------------
CHEMICALS 2.2%
Crompton & Knowles Corp.....................................  United States          163,383          4,921,913
Energia e Industrias Aragonesas Eia SA......................      Spain            1,641,000         13,342,331
European Vinyls Corporation Evc International NV............   Netherlands            42,381            783,624
Gurit Heberlein AG, br. ....................................   Switzerland             4,000         13,365,155
Tessenderlo Chemie..........................................     Belgium             150,000          8,736,308
                                                                                                 --------------
                                                                                                     41,149,331
                                                                                                 --------------
CONSTRUCTION & HOUSING 2.1%
Dragados y Construcciones SA................................      Spain              208,000          5,682,321
Hollandsche Beton Groep NV..................................   Netherlands           850,920         17,315,172
Kumagai Gumi Hong Kong Ltd. ................................    Hong Kong          6,889,000          4,626,774

                                                                              17

PAGE


TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES             VALUE
                                                                 -----------------------------------------
COMMON STOCKS (CONT.)
CONSTRUCTION & HOUSING (CONT.)
*Kumagai Gumi Hong Kong Ltd., wts...........................    Hong Kong            155,200     $        4,290
+*Schuler Homes Inc.........................................  United States        1,032,000          7,869,000
*Sociedade Construcoes Soares da Costa SA...................     Portugal            115,000            852,287
Wai Kee Holdings Ltd........................................    Hong Kong         17,848,000          2,835,394
*Wai Kee Holdings Ltd., wts.................................    Hong Kong          2,677,200            117,565
                                                                                                 --------------
                                                                                                     39,302,803
                                                                                                 --------------
DATA PROCESSING & REPRODUCTION .6%
*Quantum Corp...............................................  United States          410,000         10,301,250
                                                                                                 --------------
ELECTRICAL & ELECTRONICS .7%
Dongfang Electrical Machinery Co. Ltd., H...................      China            4,648,000            720,387
GP Batteries International Ltd..............................    Singapore          1,346,000          4,360,691
*GP Batteries International Ltd., wts.......................    Singapore            336,500            373,774
+Techtronic Industries Co. Ltd..............................    Hong Kong         29,104,621          7,706,099
                                                                                                 --------------
                                                                                                     13,160,951
                                                                                                 --------------
ELECTRONIC COMPONENTS & INSTRUMENTS 2.6%
Draka Holding NV............................................   Netherlands           333,485         13,653,579
Solid Group Inc.............................................   Philippines        63,000,000          2,439,221
Swisslog Holding AG.........................................   Switzerland           132,500         11,384,248
Twentsche Kabel Holdings NV.................................   Netherlands           102,525          4,222,665
VTech Holdings Ltd..........................................    Hong Kong          4,533,000         15,807,685
                                                                                                 --------------
                                                                                                     47,507,398
                                                                                                 --------------
ENERGY SOURCES .8%
*Northstar Energy Corp. ....................................      Canada           1,390,500         10,014,140
*Ranger Oil Ltd. ...........................................      Canada             415,400          2,674,138
Transportadora de Gas del Sur SA, ADR, B....................    Argentina            119,104          1,399,472
                                                                                                 --------------
                                                                                                     14,087,750
                                                                                                 --------------
FINANCIAL SERVICES 1.0%
A.G. Edwards Inc. ..........................................  United States          125,850          5,293,566
Dah Sing Financial Holdings Ltd. ...........................    Hong Kong          1,766,000          4,835,544
Industrial Credit & Inv. Corp. of India, GDR, 144A..........      India               59,700            932,813
London Pacific Group Ltd. ..................................  United Kingdom         292,952            878,402
Om Gruppen AB...............................................      Sweden             139,000          6,290,930
                                                                                                 --------------
                                                                                                     18,231,255
                                                                                                 --------------
FOOD & HOUSEHOLD PRODUCTS 6.6%
Albert Fisher Group Plc.....................................  United Kingdom       2,508,924          1,167,701
*Alicorp SA, 144A...........................................       Peru            2,212,000          1,455,004
C P Pokphand Co. Ltd. ......................................    Hong Kong         23,241,100          4,502,635
Cafe de Coral Holdings Ltd..................................    Hong Kong         11,536,885          2,577,825
Hazlewood Foods Plc. .......................................  United Kingdom       6,452,423         19,772,491
Herdez SA de CV, new........................................      Mexico           5,795,400          4,201,487
Illovo Sugar Limited........................................   South Africa        5,150,000          8,858,646

 18

PAGE


TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES             VALUE
                                                                 -----------------------------------------
COMMON STOCKS (CONT.)
FOOD & HOUSEHOLD PRODUCTS (CONT.)
*JP Foodservice Inc.........................................  United States          511,500     $   16,911,469
Lindt & Spruengli Chocolate Works Ltd., partn. ctf. ........   Switzerland             4,380          8,019,298
McBride Plc. ...............................................  United Kingdom       3,800,000         11,957,560
National Foods Ltd..........................................    Australia          8,172,661         15,312,505
Oshawa Group Ltd. (The).....................................      Canada             844,700         14,867,195
Panamerican Beverages Inc., A...............................      Mexico             234,400          8,540,950
Perkins Foods Plc. .........................................  United Kingdom         473,500            979,015
PT Japfa Comfeed Indonesia..................................    Indonesia          2,685,000            105,000
Vetropack AG................................................   Switzerland             7,130          1,327,303
                                                                                                 --------------
                                                                                                    120,556,084
                                                                                                 --------------
FOREST PRODUCTS & PAPER 3.9%
Boise Cascade Corp. ........................................  United States          122,615          4,084,612
Cartiere Burgo SpA..........................................      Italy            1,045,835          7,205,493
+Crown-Van Gelder Papier SA.................................   Netherlands           373,600          5,939,296
*Empaques Ponderosa SA de CV, B.............................      Mexico           4,018,800          3,130,369
Fletcher Challenge Ltd. Forestry Division...................   New Zealand         4,211,532          3,127,077
Hung Hing Printing Group Ltd................................    Hong Kong         17,271,508          7,751,823
Mayr-Melnhof Karton AG......................................     Austria              61,800          3,598,253
Metsa Serla OY, B...........................................     Finland           1,185,460         10,593,404
Munksjo AB..................................................      Sweden           1,300,000         12,027,255
Norske Skogindustrier AS, A.................................      Norway              11,000            335,348
Primex Forest Products Ltd. ................................      Canada             300,000          1,528,193
*Shorewood Packaging Corp. .................................  United States          495,800         12,147,100
                                                                                                 --------------
                                                                                                     71,468,223
                                                                                                 --------------
HEALTH & PERSONAL CARE 3.6%
Apothekers Cooperatie OPG VA, partn. ctf....................   Netherlands           180,000          5,635,043
Esaote Biomedica SpA, ADR, 144A.............................      Italy               34,975            938,824
*Haemonetics Corp...........................................  United States          254,900          4,253,644
Internatio-Mueller NV.......................................   Netherlands           628,092         22,397,293
Medeva Plc..................................................  United Kingdom       3,237,911          8,375,103
*Playtex Products Inc.......................................  United States        1,047,800         14,800,175
*Quorum Health Group Inc....................................  United States          175,500          4,864,660
*Sunrise Medical Inc........................................  United States          384,100          5,737,494
                                                                                                 --------------
                                                                                                     67,002,236
                                                                                                 --------------
INDUSTRIAL COMPONENTS 5.8%
Charter Plc.................................................  United Kingdom         189,913          1,928,916
Exide Corp..................................................  United States          420,000          9,318,750
Gencorp Inc. ...............................................  United States          641,000         17,467,250
Hoganas AB, B...............................................      Sweden             238,000          7,885,228
Lucas Varity Plc., ADR......................................  United Kingdom         248,200          9,338,525
Madeco Manufacturera de Cobre SA, ADR.......................      Chile              405,000          6,480,000
Otra NV.....................................................   Netherlands           353,808          6,264,998
Sylea SA....................................................      France             158,871         18,782,907
Walbro Corp.................................................  United States          305,000          3,965,000

                                                                              19

PAGE


TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES             VALUE
                                                                 -----------------------------------------
COMMON STOCKS (CONT.)
INDUSTRIAL COMPONENTS (CONT.)
Weir Group Plc..............................................  United Kingdom       4,523,412     $   20,121,276
Yamato Kogyo Co. Ltd. ......................................      Japan              618,000          4,998,890
                                                                                                 --------------
                                                                                                    106,551,740
                                                                                                 --------------
INSURANCE 2.7%
Allied Group Inc............................................  United States          497,250         15,663,375
Capital RE Corp. ...........................................  United States          120,000          7,432,500
CMAC Investment Corp........................................  United States          260,000         17,420,000
Enhance Financial Services Group Inc. ......................  United States          145,000          8,999,063
                                                                                                 --------------
                                                                                                     49,514,938
                                                                                                 --------------
LEISURE & TOURISM .6%
Kuoni Reisen Holding AG, B..................................   Switzerland             2,598         10,611,674
+Tourism Holdings Ltd. .....................................   New Zealand         2,340,000          1,409,119
                                                                                                 --------------
                                                                                                     12,020,793
                                                                                                 --------------
MACHINERY & ENGINEERING 3.8%
Arcadis NV..................................................   Netherlands           275,655          2,885,522
Bucher Holding AG, br.......................................   Switzerland             4,226          3,976,734
China International Marine Containers Inc., B...............      China            2,197,853          2,129,015
Fives-Lille.................................................      France             132,750          8,120,201
IHC Caland NV...............................................   Netherlands           118,000          6,851,371
Laird Group Plc.............................................  United Kingdom       2,900,000         20,878,777
Saurer AG...................................................   Switzerland             6,000          6,047,051
SIG Schweizerische Industre-Gesell, br......................   Switzerland             4,950         13,974,088
Valmet (OY).................................................     Finland             381,600          5,731,884
                                                                                                 --------------
                                                                                                     70,594,643
                                                                                                 --------------
MERCHANDISING 4.8%
Best Denki Co. Ltd..........................................      Japan               15,000             90,999
David Jones Ltd. ...........................................    Australia          2,502,120          2,802,630
De Boer Unigro NV...........................................   Netherlands           387,500         15,429,110
Giordano International Ltd. ................................    Hong Kong         25,248,674          7,989,571
*Gymboree Inc...............................................  United States          395,000         10,615,625
Hudsons Bay Co..............................................      Canada             596,900         11,533,286
LI & Fung Ltd...............................................    Hong Kong         10,017,000         15,137,088
Matsuzakaya Co. Ltd.........................................      Japan              103,000            490,087
Moebel Walther AG...........................................     Germany             148,410          5,318,035
Sa des Galeries Lafayette...................................      France               5,540          3,593,735
Samas-Groep NV..............................................   Netherlands            37,800          2,216,949
Somerfield Plc..............................................  United Kingdom       2,501,700         12,426,481
                                                                                                 --------------
                                                                                                     87,643,596
                                                                                                 --------------
METALS & MINING 4.8%
AK Steel Holding Corp.......................................  United States          540,000         10,091,250
+*Angang New Steel Company Ltd., H, 144A....................      China           46,154,000          7,570,627
Antofagasta Holdings Plc. ..................................      Chile              174,450            886,649

 20

PAGE


TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES             VALUE
                                                                 -----------------------------------------
COMMON STOCKS (CONT.)
METALS & MINING (CONT.)
Birmingham Steel Corp.......................................  United States          932,500     $   16,377,031
Boehler Uddeholm AG.........................................     Austria              41,950          2,696,326
Boehler Uddeholm AG, 144A...................................     Austria               8,120            521,911
Boehler Uddeholm AG, 144A, seasoned.........................     Austria              71,200          4,576,363
Century Aluminum Co.........................................  United States          214,000          3,557,750
Elkem AS....................................................      Norway             630,000          8,064,984
Eramet SA...................................................      France              29,011          1,220,737
Impala Platinum Holdings Ltd................................   South Africa        1,322,000         13,108,975
PT Tambang Timah (Persero)..................................    Indonesia          5,282,000          4,455,765
Quanex Corp.................................................  United States          150,000          4,968,750
Vallourec...................................................      France             154,855         10,684,397
                                                                                                 --------------
                                                                                                     88,781,515
                                                                                                 --------------
MISCELLANEOUS MATERIALS & COMMODITIES .8%
IMC Global Inc..............................................  United States          160,000          6,110,000
*Korea Chemical Co. Ltd. ...................................   South Korea            89,580          1,925,449
Thai Glass Industries Public Co. Ltd., fgn..................     Thailand          1,089,700          1,012,497
Unitor ASA..................................................      Norway             470,000          5,861,664
                                                                                                 --------------
                                                                                                     14,909,610
                                                                                                 --------------
MULTI-INDUSTRY 3.2%
*Amer Group Ltd., A.........................................     Finland             397,000          7,931,708
DESC SA de CV DESC, B.......................................      Mexico             694,700          4,971,172
Hogg Robinson Plc...........................................  United Kingdom       2,350,000         10,666,332
La Cemento Nacional CA, GDR, 144A...........................     Ecuador              27,575          5,542,575
Marine Wendel SA............................................      France              89,189         12,685,766
Nagron Nationaal Grondbezit NV..............................   Netherlands           292,000          6,955,952
Pioneer Industries International Ltd........................    Hong Kong          7,099,400          1,265,376
Wagon Industrial Holdings Plc...............................  United Kingdom       1,827,400          9,363,099
                                                                                                 --------------
                                                                                                     59,381,980
                                                                                                 --------------
REAL ESTATE .5%
Asean Resources Holdings Ltd................................    Hong Kong          7,393,649          1,327,371
New Asia Realty and Trust Co. Ltd., A.......................    Hong Kong          3,583,000          7,219,219
Tai Cheung Holdings Ltd.....................................    Hong Kong          3,630,000          1,230,707
                                                                                                 --------------
                                                                                                      9,777,297
                                                                                                 --------------
RECREATION & OTHER CONSUMER GOODS .2%
Fila Holding SpA, ADR.......................................      Italy              131,300          2,872,188
                                                                                                 --------------
TELECOMMUNICATIONS 1.4%
*Digital Telecommunications Philippines Inc.................   Philippines        62,440,000          3,610,610
*Millicom International Cellular SA.........................    Luxembourg           100,000          4,412,500
Tadiran Telecommunications Ltd. ............................      Israel             408,000          5,610,000
Telefonos de Mexico SA (Telmex), L..........................      Mexico           4,592,972         11,530,248
                                                                                                 --------------
                                                                                                     25,163,358
                                                                                                 --------------

                                                                              21

PAGE


TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES             VALUE
                                                                 -----------------------------------------
COMMON STOCKS (CONT.)
TEXTILES & APPAREL 2.1%
Fountain Set Holdings Ltd...................................    Hong Kong         35,262,000     $    6,193,906
*Fruit of the Loom Inc., A..................................  United States          102,000          3,276,750
Gamma Holding NV............................................   Netherlands           180,000          9,729,254
Inner Mongolia Erdos Cashmere Products Co. Ltd., B..........      China            6,200,000          2,418,000
Kellwood Co.................................................  United States          271,600          8,810,025
+Tungtex (Holdings) Co. Ltd. ...............................    Hong Kong         35,573,000          3,491,828
Yizheng Chemical Fibre Co. Ltd., H..........................      China           23,734,600          4,414,314
                                                                                                 --------------
                                                                                                     38,334,077
                                                                                                 --------------
TRANSPORTATION 4.3%
Anangel-American Shipholdings Ltd., ADR.....................      Greece             446,800          3,574,400
Danzas Holding AG...........................................   Switzerland            42,265          9,294,553
Delgro Corp. ...............................................    Singapore            600,200            740,759
*Fritz Companies Inc........................................  United States        1,013,900         14,067,863
Great Eastern Shipping Co. Ltd., GDR........................      India               69,100            452,605
Great Eastern Shipping Co. Ltd., GDR 144A...................      India              107,400            703,470
Helikopter Services Group ASA...............................      Norway             591,700          6,247,163
IMC Holdings Ltd............................................    Hong Kong          6,654,000          1,546,942
Malaysian International Shipping Corp., fgn.................     Malaysia          1,233,333          2,269,733
*MS Carriers Inc............................................  United States          202,400          5,338,300
*OMI Corp...................................................  United States          751,000          6,524,313
Orient Overseas International Ltd. .........................    Hong Kong          3,560,000          1,563,319
PT Steady Safe..............................................    Indonesia          8,800,820            172,083
*SBS Bus Service Ltd., fgn. ................................    Singapore            300,100            116,670
Sea Containers Ltd., A......................................  United Kingdom         461,000         14,694,375
Stolt Nielsen SA............................................      Norway             200,000          3,625,000
Stolt Nielsen SA, ADR.......................................      Norway             100,000          1,812,500
Tranz Rail Holdings Ltd., ADR...............................   New Zealand           499,480          5,556,715
                                                                                                 --------------
                                                                                                     78,300,763
                                                                                                 --------------
UTILITIES ELECTRICAL & GAS 3.3%
Central Costanera SA, ADR, 144A.............................    Argentina             21,500            671,142
Electricas Reunidas de Zaragoza ERZ.........................      Spain              327,869         14,928,340
Electricidad de Caracas SAICA SACA..........................    Venezuela          3,665,977          3,361,883
Gas y Electricidad SA.......................................      Spain              331,283         24,608,117
Guangdong Electric Power Development Co Ltd., B, 144A.......      China            9,208,402          5,566,073
Public Service Co. of New Mexico............................  United States          411,000          9,581,438
Shandong Huaneng Power Development Co. Ltd., ADR............      China              160,300          1,352,531
                                                                                                 --------------
                                                                                                     60,069,524
                                                                                                 --------------
WHOLESALE & INTERNATIONAL TRADE 2.0%
Bergen Brunswig Corp., A....................................  United States          262,500         11,812,500
Dahl International AB.......................................      Sweden             245,000          3,951,366
Dahl International AB, 144A.................................      Sweden             255,000          4,112,646
Davids Ltd. ................................................    Australia          8,500,000          6,404,947

 22

PAGE


TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES             VALUE
                                                                 -----------------------------------------
COMMON STOCKS (CONT.)
WHOLESALE & INTERNATIONAL TRADE (CONT.)
Eurodis Electron Plc........................................  United Kingdom       1,500,000     $    4,312,333
Sime Darby Hongkong Ltd.....................................    Hong Kong         11,067,000          5,503,122
                                                                                                 --------------
                                                                                                     36,096,914
                                                                                                 --------------
TOTAL COMMON STOCKS (COST $1,171,394,080)...................                                      1,539,292,303
                                                                                                 --------------
PREFERRED STOCKS 4.9%
Ballast Nedam NV, ctf., conv., pfd. ........................   Netherlands           188,040          9,749,916
Bombril SA, pfd. ...........................................      Brazil         941,432,400          4,115,096
Cia Brasileira de Petroleo Ipiranga, pfd. ..................      Brazil         550,798,000          7,213,034
Coteminas Cia Tecidos Norte de Minas (CTNM), pfd. ..........      Brazil          23,829,100          6,114,621
Fertilizantes Fosfatados SA, pfd. ..........................      Brazil       1,689,630,000          6,204,455
Hollinger International Inc., conv., pfd. ..................  United States          559,000          7,826,000
Hugo Boss AG, pfd. .........................................     Germany               6,000          9,426,941
Moebel Walther AG, pfd. ....................................     Germany             150,000          4,920,202
News Corp. Ltd., pfd. ......................................    Australia          3,247,074         17,744,417
Telecomunicacoes Brasileiras SA (Telebras), pfd., ADR.......      Brazil              46,000          5,632,125
Weg SA, pfd. ...............................................      Brazil          17,249,300         10,226,104
                                                                                                 --------------
TOTAL PREFERRED STOCKS (COST $77,809,170)...................                                         89,172,911
                                                                                                 --------------

                                                                                 PRINCIPAL
                                                                                 AMOUNT**
                                                                                 --------
SHORT TERM INVESTMENTS 9.2%
Federal Farm Credit Banks, 5.35% to 5.62%, with maturities
  to 6/01/98................................................  United States      $53,650,000         53,642,323
Federal Home Loan Mortgage Corp., 5.31% to 5.41%, with
  maturities to 3/31/98.....................................  United States       71,634,000         71,444,332
Federal National Mortgage Assn., 5.32% to 5.54%, with
  maturities to 4/10/98.....................................  United States       29,307,000         29,204,214
U.S. Treasury Bill, 5.055%, 4/30/98.........................  United States       15,000,000         14,872,170
                                                                                                 --------------
TOTAL SHORT TERM INVESTMENTS (COST $169,140,842)............                                        169,163,039
                                                                                                 --------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST
  $1,418,344,092)...........................................                                      1,797,628,253
                                                                                                 --------------
A REPURCHASE AGREEMENT 2.5%
Swiss Bank Corp., 5.55%, 3/02/98 (Maturity Value
  $45,939,237) (COST $45,918,000) Collateralized by U.S.
  Treasury Notes and Bonds..................................  United States       45,918,000         45,918,000
                                                                                                 --------------
TOTAL INVESTMENTS (COST $1,464,262,092) 100.4%..............                                      1,843,546,253
OTHER ASSETS, LESS LIABILITIES (.4%)........................                                         (7,402,725)
                                                                                                 --------------
TOTAL NET ASSETS 100.0%.....................................                                     $1,836,143,528
                                                                                                 ==============

*Non-incoming producing.
**Securities traded in U.S. dollars.
a At February 28, 1998, all repurchase agreements held by the Fund had been entered into on that date.
+The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at February 28, 1998 were $45,093,159.
                       See Notes to Financial Statements.
                                                                              23

PAGE


TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $1,418,344,092)...........................................    $1,797,628,253
 Repurchase agreement, at value and cost....................        45,918,000
 Receivables:
  Investment securities sold................................           167,538
  Capital shares sold.......................................        12,084,942
  Dividends and interest....................................         2,188,794
                                                                --------------
      Total assets..........................................     1,857,987,527
                                                                --------------
Liabilities:
 Payables:
  Investment securities purchased...........................        12,836,242
  Capital shares redeemed...................................         6,047,654
  To affiliates.............................................         1,641,709
 Funds advanced by custodian................................           101,786
 Other liabilities..........................................         1,216,608
                                                                --------------
      Total liabilities.....................................        21,843,999
                                                                --------------
Net assets, at value........................................    $1,836,143,528
                                                                ==============
Net assets consist of:
 Undistributed net investment income........................    $    1,276,581
 Net unrealized appreciation................................       379,284,161
 Accumulated net realized gain..............................        60,076,900
 Capital shares.............................................     1,395,505,886
                                                                --------------
Net assets, at value........................................    $1,836,143,528
                                                                ==============
CLASS I:
 Net asset value per share ($1,777,515,530 / 204,923,567
  shares outstanding).......................................             $8.67
                                                                ==============
 Maximum offering price per share ($8.67 / 94.25%)..........             $9.20
                                                                ==============
CLASS II:
 Net asset value per share ($48,718,941 / 5,685,020 shares
  outstanding)*.............................................             $8.57
                                                                ==============
 Maximum offering price per share ($8.57 / 99.00%)..........             $8.66
                                                                ==============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($9,909,057 / 1,140,862 shares outstanding)...............             $8.69
                                                                ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 24

PAGE



TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $995,749)
 Dividends..................................................    $ 13,771,666
 Interest...................................................       5,811,265
 Other......................................................         495,351
                                                                ------------
      Total investment income...............................                       $  20,078,282
Expenses:
 Management fees (Note 3)...................................       6,833,407
 Administrative fees (Note 3)...............................         968,477
 Distribution fees (Note 3)
       Class I..............................................       2,049,421
       Class II.............................................         229,606
 Transfer agent fees (Note 3)...............................         912,171
 Custodian fees.............................................         412,144
 Reports to shareholders....................................         212,147
 Registration and filing fees...............................          50,000
 Professional fees (Note 3).................................          45,832
 Directors' fees and expenses...............................          20,000
 Other......................................................          18,158
                                                                ------------
      Total expenses........................................                          11,751,363
                                                                                   -------------
            Net investment income...........................                           8,326,919
                                                                                   -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     105,294,213
  Foreign currency transactions.............................        (145,063)
                                                                ------------
     Net realized gain......................................                         105,149,150
     Net unrealized depreciation on investments.............                        (145,418,618)
                                                                                   -------------
Net realized and unrealized loss............................                         (40,269,468)
                                                                                   -------------
Net decrease in net assets resulting from operations........                       $ (31,942,549)
                                                                                   =============

                       See Notes to Financial Statements.
                                                                              25

PAGE



TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS
                                                                      ENDED
                                                                FEBRUARY 28, 1998         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1997
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $    8,326,919         $   24,788,792
  Net realized gain from investments and foreign currency
    transactions............................................        105,149,150            131,178,737
  Net unrealized appreciation (depreciation) on
    investments.............................................       (145,418,618)           222,212,496
                                                                ---------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................        (31,942,549)           378,180,025
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................        (24,875,940)           (22,987,597)
   Class II.................................................           (396,589)              (172,517)
   Advisor Class............................................           (127,517)                    --
  Net realized gains:
   Class I..................................................       (118,716,649)          (146,191,211)
   Class II.................................................         (3,094,713)            (1,716,515)
   Advisor Class............................................           (519,280)                    --
 Capital share transactions (Note 2):
   Class I..................................................         70,494,989            134,713,084
   Class II.................................................         10,112,393             23,892,832
   Advisor Class............................................          2,696,878              7,097,043
                                                                ---------------------------------------
    Net increase (decrease) in net assets...................        (96,368,977)           372,815,144
Net assets:
 Beginning of period........................................      1,932,512,505          1,559,697,361
                                                                ---------------------------------------
 End of period..............................................     $1,836,143,528         $1,932,512,505
                                                                =======================================
Undistributed net investment income included in net assets:
 End of period..............................................     $    1,276,581         $   18,349,708
                                                                =======================================

                       See Notes to Financial Statements.
 26

PAGE



TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Smaller Companies Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve its objectives by investing primarily in securities of smaller companies globally. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

                                                                              27

PAGE


TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers three classes of shares: Class I, Class II, and Advisor Class shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At February 28, 1998, there were 1.50 billion shares authorized ($0.20 par value) of which 750 million, 550 million, and 200 million were designated as Class I, Class II, and Advisor Class shares, respectively. Transactions in the Fund's shares were as follows:

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                              FEBRUARY 28, 1998                     AUGUST 31, 1997
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
CLASS I SHARES:
Shares sold............................................   27,309,716    $ 235,121,295          25,217,003    $ 218,613,865
Shares issued on reinvestment of distributions.........   14,121,741      125,682,691          18,115,924      148,573,941
Shares redeemed........................................  (33,901,900)    (290,308,997)        (26,636,251)    (232,474,722)
                                                         -----------------------------------------------------------------
Net increase...........................................    7,529,557    $  70,494,989          16,696,676    $ 134,713,084
                                                         =================================================================

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                              FEBRUARY 28, 1998                     AUGUST 31, 1997
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
CLASS II SHARES:
Shares sold............................................    1,792,578    $  15,754,930           3,007,827    $  26,358,916
Shares issued on reinvestment of distributions.........      339,537        2,985,478             214,255        1,742,190
Shares redeemed........................................   (1,020,683)      (8,628,015)           (476,380)      (4,208,274)
                                                         -----------------------------------------------------------------
Net increase...........................................    1,111,432    $  10,112,393           2,745,702    $  23,892,832
                                                         =================================================================

 28

PAGE


TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                 FEBRUARY 28, 1998                 AUGUST 31, 1997*
                                                              ---------------------------------------------------------
                                                               SHARES        AMOUNT             SHARES        AMOUNT
                                                              ---------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.................................................  1,032,322    $ 8,618,270         1,052,028    $ 9,160,119
Shares issued on reinvestment of distributions..............     71,032        631,917                --             --
Shares redeemed.............................................   (788,980)    (6,553,309)         (225,540)    (2,063,076)
                                                              ---------------------------------------------------------
Net increase................................................    314,374    $ 2,696,878           826,488    $ 7,097,043
                                                              =========================================================

*Effective date of Advisor Class shares was January 2, 1997.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TICI of 0.75% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Next $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25% and 1.00% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 28, 1998 there were no unreimbursed costs. Distributors received net commissions from sales of Fund shares, and received contingent deferred sales charges for the period of $455,385 and $13,906, respectively.

Included in professional fees are legal fees of $32,541 that were paid to a law firm in which a partner is an officer of the Fund.

                                                                              29

PAGE


TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited) (continued)

4. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 1998 aggregated $232,035,326 and $283,127,760, respectively.

5. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At February 28, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $ 509,156,801
Unrealized depreciation.....................................   (129,872,640)
                                                              -------------
Net unrealized appreciation.................................  $ 379,284,161
                                                              =============

 30

PAGE



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PAGE



                       This page intentionally left blank


PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

Fund Allocator Series
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

For Corporations
Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)


*These funds are now closed to new accounts, with the exception of retirement accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.


+ Portfolio of insured municipal securities.

++ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

                                                                         10/97.1

PAGE


PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current prospectus of Templeton Global Smaller Companies Fund, Inc., which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

103 S98 4/98                            [RECYCLE LOGO] Printed on recycled paper